Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Common Share [Abstract]
Wells Fargo net income (loss)	$ 15,869	$ 12,362	$ 12,275
Less: Preferred stock dividends and other	844	730	4,285
Wells Fargo net income applicable to common stock (numerator)	$ 15,025	$ 11,632	$ 7,990
Earnings per common share
Average common shares outstanding (denominator)	5,278.1	5,226.8	4,545.2
Per share	$ 2.85	$ 2.23	$ 1.76
Diluted earnings per common share
Average common shares outstanding	5,278.1	5,226.8	4,545.2
Add: Stock options	24.2	28.3	17.2
Restricted share rights	21.1	8.0	0.3
Diluted average common shares outstanding (denominator)	5,323.4	5,263.1	4,562.7
Per share	$ 2.82	$ 2.21	$ 1.75
Stock Options [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	198.8	212.1	247.2
Warrants [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	39.4	66.9	110.3